Financial Instruments - Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 2,703,597	$ 649,916
Marketable securities	3,684,370	1,805,278
Carrying Amount | Level 1 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Carrying Amount | Level 1 | U.S. federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	174,397
Marketable securities	1,224,052	222,713
Carrying Amount | Level 1 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	134,056
Marketable securities	0	0
Carrying Amount | Level 1 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	885,000	300,000
Carrying Amount | Level 1 | Canadian federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	24,988	69,922
Carrying Amount | Level 1 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Carrying Amount | Level 2 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	16,340	5,830
Carrying Amount | Level 2 | U.S. federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	0	0
Carrying Amount | Level 2 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	1,550,330	1,212,643
Carrying Amount | Level 2 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Carrying Amount | Level 2 | Canadian federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Carrying Amount | Level 2 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	290,000	200,000
Carrying Amount | Level 3 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Carrying Amount | Level 3 | U.S. federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	0	0
Carrying Amount | Level 3 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	0	0
Carrying Amount | Level 3 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Carrying Amount | Level 3 | Canadian federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Carrying Amount | Level 3 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Fair Value | Level 1 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Fair Value | Level 1 | U.S. federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	174,399
Marketable securities	1,226,657	223,403
Fair Value | Level 1 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	134,396
Marketable securities	0	0
Fair Value | Level 1 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	887,102	301,354
Fair Value | Level 1 | Canadian federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	24,987	69,919
Fair Value | Level 1 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Fair Value | Level 2 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	16,340	5,830
Fair Value | Level 2 | U.S. federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	0	0
Fair Value | Level 2 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	1,552,907	1,216,822
Fair Value | Level 2 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Fair Value | Level 2 | Canadian federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Fair Value | Level 2 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	290,001	200,009
Fair Value | Level 3 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Fair Value | Level 3 | U.S. federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	0	0
Fair Value | Level 3 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Marketable securities	0	0
Fair Value | Level 3 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Fair Value | Level 3 | Canadian federal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Fair Value | Level 3 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 0	$ 0